Rental Income, Net (Details) - Schedule of Leased Assets on a Straight-line Basis - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Leased Assets on a Straight Line Basis [Abstract]
Rental income	$ 213,405	$ 233,542
Rental expense	(110,693)	(149,617)
Total rental income, net	$ 102,712	$ 83,925